Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net earnings	$ 1,514	$ 1,405
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation - property, plant and equipment	1,460	1,313
Amortization - intangible assets	145	136
Amortization - other	63	56
Deferred income tax expense (Note 22)	182	147
Equity component, allowance for funds used during construction (Note 21)	(78)	(77)
Other	105	75
Change in long-term regulatory assets and liabilities	162	(4)
Change in working capital (Note 24)	(479)	(144)
Cash from operating activities	3,074	2,907
Investing activities
Additions to property, plant and equipment	(3,587)	(3,189)
Additions to intangible assets	(278)	(197)
Contributions in aid of construction	111	93
Contributions to equity-accounted investees	(100)	0
Other	(205)	(195)
Cash used in investing activities	(4,059)	(3,488)
Financing activities
Proceeds from long-term debt, net of issuance costs (Note 14)	3,067	1,324
Repayments of long-term debt and finance leases	(1,526)	(634)
Borrowings under committed credit facilities	6,651	5,082
Repayments under committed credit facilities	(6,381)	(4,749)
Net change in short-term borrowings	(21)	115
Issue of common shares, net of costs, and dividends reinvested	53	60
Dividends
Common shares, net of dividends reinvested	(673)	(608)
Preference shares	(64)	(63)
Subsidiary dividends paid to non-controlling interests	(66)	(58)
Other	(5)	(18)
Cash from financing activities	1,035	451
Effect of exchange rate changes on cash and cash equivalents	28	12
Change in cash and cash equivalents	78	(118)
Cash and cash equivalents, beginning of year	131	249
Cash and cash equivalents, end of year	$ 209	$ 131